Stock-based compensation - Options by exercise price range (Details) - Share option plan - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number (in shares)	1,448,000
Options outstanding, Weighted average remaining life	5 years 5 months	6 years 1 month
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 5.33	CAD 5.87
Options exercisable	886,220	824,720
Options exercisable, Weighted average remaining life	4 years 7 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 6.52	CAD 8.41
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 2.75
Options outstanding, Number (in shares)	288,900
Options outstanding, Weighted average remaining life	6 years 5 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 2.75
Options exercisable, Number (in shares)	149,420
Options exercisable, Weighted average remaining life	6 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 2.75
$2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 2.79
Options outstanding, Number (in shares)	450,000
Options outstanding, Weighted average remaining life	6 years 6 months 12 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 2.79
Options exercisable, Number (in shares)	150,000
Options exercisable, Weighted average remaining life	6 years 6 months 12 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 2.79
$3.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 3.69
Options outstanding, Number (in shares)	29,100
Options outstanding, Weighted average remaining life	2 years 10 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 3.69
Options exercisable, Number (in shares)	29,100
Options exercisable, Weighted average remaining life	2 years 10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 3.69
$4.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 4.90
Options outstanding, Number (in shares)	40,000
Options outstanding, Weighted average remaining life	6 years 3 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 4.90
Options exercisable, Number (in shares)	24,000
Options exercisable, Weighted average remaining life	6 years 3 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 4.90
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 5.00
Options outstanding, Number (in shares)	127,760
Options outstanding, Weighted average remaining life	4 months 18 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 5.00
Options exercisable, Number (in shares)	127,760
Options exercisable, Weighted average remaining life	4 months 18 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 5.00
$5.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 5.91
Options outstanding, Number (in shares)	149,200
Options outstanding, Weighted average remaining life	8 years
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 5.91
Options exercisable, Number (in shares)	59,680
Options exercisable, Weighted average remaining life	8 years
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 5.91
$6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 6.56
Options outstanding, Number (in shares)	79,860
Options outstanding, Weighted average remaining life	5 years 11 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 6.56
Options exercisable, Number (in shares)	63,080
Options exercisable, Weighted average remaining life	5 years 11 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 6.56
$8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 8.28
Options outstanding, Number (in shares)	10,000
Options outstanding, Weighted average remaining life	3 years 6 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 8.28
Options exercisable, Number (in shares)	10,000
Options exercisable, Weighted average remaining life	3 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 8.28
$8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 8.58
Options outstanding, Number (in shares)	30,000
Options outstanding, Weighted average remaining life	4 years 8 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 8.58
Options exercisable, Number (in shares)	30,000
Options exercisable, Weighted average remaining life	4 years 8 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 8.58
$9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 9.33
Options outstanding, Number (in shares)	59,780
Options outstanding, Weighted average remaining life	4 years 1 month
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 9.33
Options exercisable, Number (in shares)	59,780
Options exercisable, Weighted average remaining life	4 years 1 month
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 9.33
$10.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 10.13
Options outstanding, Number (in shares)	59,060
Options outstanding, Weighted average remaining life	5 years
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 10.13
Options exercisable, Number (in shares)	59,060
Options exercisable, Weighted average remaining life	5 years
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 10.13
$13.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 13.50
Options outstanding, Number (in shares)	74,340
Options outstanding, Weighted average remaining life	1 year 11 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 13.50
Options exercisable, Number (in shares)	74,340
Options exercisable, Weighted average remaining life	1 year 11 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 13.50
$16.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 16.46
Options outstanding, Number (in shares)	50,000
Options outstanding, Weighted average remaining life	2 years 3 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 16.46
Options exercisable, Number (in shares)	50,000
Options exercisable, Weighted average remaining life	2 years 3 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 16.46